Transamerica Large Growth Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Retail Class [Member] | Transamerica Large Growth | R6
Prospectus [Line Items]
Annual Return [Percent]	19.24%	37.23%	43.61%	(45.89%)